PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total
Gross carrying amount:
Balance at January 1, 2020	$8,633	$8,309	$3,971	$1,131	$22,044
Additions, net of disposals	535	387	306	77	1,305
Non-cash additions (disposals)	15	(241)	(29)	(26)	(281)
Acquisitions through business combinations(1)	—	—	—	7,334	7,334
Net foreign currency exchange differences	106	242	73	77	498
Balance at December 31, 2020	$9,289	$8,697	$4,321	$8,593	$30,900
Additions, net of disposals	258	212	61	150	681
Acquisitions through business combinations(1)	176	8	—	—	184
Assets held by subsidiaries disposed during the period(2)	(1,493)	—	—	—	(1,493)
Non-cash additions (disposals)	16	(249)	(31)	(440)	(704)
Assets reclassified as held for sale(3)	(805)	—	—	—	(805)
Net foreign currency exchange differences	25	(51)	86	(158)	(98)
Balance at June 30, 2021	$7,466	$8,617	$4,437	$8,145	$28,665

Accumulated depreciation:
Balance at January 1, 2020	$(1,171)	$(950)	$(208)	$(88)	$(2,417)
Depreciation expense	(419)	(498)	(141)	(189)	(1,247)
Disposals	12	4	—	—	16
Non-cash disposals	—	130	—	17	147
Net foreign currency exchange differences	(35)	(90)	(7)	(3)	(135)
Balance at December 31, 2020	$(1,613)	$(1,404)	$(356)	$(263)	$(3,636)
Depreciation expense	(189)	(241)	(83)	(199)	(712)
Disposals	8	1	—	—	9
Assets reclassified as held for sale(3)	260	—	—	—	260
Assets held by subsidiaries disposed during the period(2)	403	—	—	—	403
Non-cash disposals	1	90	1	2	94
Net foreign currency exchange differences	(13)	20	(6)	6	7
Balance at June 30, 2021	$(1,143)	$(1,534)	$(444)	$(454)	$(3,575)

Accumulated fair value adjustments:
Balance at January 1, 2020	$2,212	$857	$317	$—	$3,386
Fair value adjustments	652	113	21	—	786
Net foreign currency exchange differences	70	78	—	—	148
Balance at December 31, 2020	$2,934	$1,048	$338	$—	$4,320
Assets reclassified as held for sale(3)	(513)	—	—	—	(513)
Assets held by subsidiaries disposed during the period(2)	(889)	—	—	—	(889)
Net foreign currency exchange differences	16	(20)	1	—	(3)
Balance at June 30, 2021	$1,548	$1,028	$339	$—	$2,915

Net book value:
December 31, 2020	$10,610	$8,341	$4,303	$8,330	$31,584
June 30, 2021(4)	$7,871	$8,111	$4,332	$7,691	$28,005
1.Refer to Note 6, Acquisition of Businesses, for further details.
2.Refer to Note 5, Disposition of Businesses, for further details.
3.Refer to Note 4, Assets and Liabilities Classified as Held for Sale, for further details.
4.Includes right-of-use assets of $116 million in our utilities segment, $983 million in our transport segment, $111 million in our midstream segment and $2,496 million in our data segment. Current lease liabilities of $168 million have been included in accounts payable and other and non-current lease liabilities of $3,293 million have been included in other liabilities in the Consolidated Statement of Financial Position.